Related party transactions - Management Compensation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related party transactions
Fixed compensation	€ 781	€ 778	€ 644
Variable compensation	360	231
Total	€ 1,141	€ 1,009	€ 644